UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03641

40|86 Series Trust
(Exact name of registrant as specified in charter)

11825 N. Pennsylvania Street
Carmel, IN 46032
(Address of principal executive offices) (Zip code)

Sarah L. Bertrand
11825 N. Pennsylvania Street
Carmel, IN 46032
(Name and address of agent for service)

317-817-4086
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2005

Date of reporting period: 3/31/2005

Item 1. Schedule of Investments.

40|86 Series Trust
Focus 20 Portfolio
Schedule of Investments
March 31, 2005
(Unaudited)

SHARES OR
PRINCIPAL AMOUNT		VALUE

	COMMON STOCKS - 94.9%
	Air Freight & Logistics - 3.8%
600	United Parcel Service, Inc.	$ 43,644

	Biotechnology - 7.1%
800	Affymetrix, Inc. (a)	34,272
800	Amgen, Inc. (a)	46,568
		80,840
	Capital Markets - 5.0%
5,400	The Charles Schwab Corp.	56,754

	Communications Equipment - 12.6%
3,000	Cisco Systems, Inc. (a)	53,670
2,100	Juniper Networks, Inc. (a)	46,326
1,200	QUALCOMM, Inc.	43,980
		143,976
	Computers & Peripherals - 11.8%
500	Avid Technology, Inc. (a)	27,060
1,400	Dell, Inc. (a)	53,788
4,400	EMC Corp. (a)	54,208
		135,056
	Consumer Finance - 4.5%
2,100	MBNA Corp.	51,555

	Diversified Financial Services - 3.9%
1,000	Citigroup, Inc.	44,940

	Electrical Equipment - 2.5%
500	Rockwell Automation, Inc.	28,320

	Electronic Equipment & Instruments - 2.0%
1,600	Symbol Technologies, Inc.	23,184

	Health Care Equipment & Supplies - 4.0%
900	Medtronic, Inc.	45,855

	Household Durables - 1.6%
200	Harman International Industries, Inc.	17,692

	Internet & Catalog Retail - 4.6%
1,400	eBay, Inc. (a)	52,164

	IT Services - 2.4%
600	Cognizant Technology Solutions Corp. (a)	27,720

	Machinery - 4.0%
500	Caterpillar, Inc.	45,720

	Pharmaceuticals - 3.4%
1,500	Pfizer, Inc.	$ 39,405

	Semiconductor & Semiconductor Equipment - 13.1%
2,900	Applied Materials, Inc.	47,125
1,300	Linear Technology Corp.	49,803
1,300	Maxim Integrated Products, Inc.	53,131
		150,059
	Software - 8.6%
1,000	Electronic Arts, Inc. (a)	51,780
2,200	Symantec Corp. (a)	46,926
		98,706

	Total common stock (cost $1,131,384)	1,085,590

	SHORT TERM INVESTMENTS - 6.8%
51,000	AIM Liquid Asset Portfolio	51,000
27,000	Nations Treasury Reserve	27,000
	Total short term investments (cost $78,000)	78,000

	Total investments (cost $1,209,384) - 101.7%	1,163,590

	Liabilities in excess of other assets - (1.7%)	(19,126)

	Total net assets - 100.0%	$ 1,144,464

	(a) Non-income producing security

40|86 Series Trust
Equity Portfolio
Schedule of Investments
March 31, 2005
(Unaudited)

SHARES OR
PRINCIPAL AMOUNT		VALUE
	COMMON STOCKS - 99.7%
	Aerospace & Defense - 0.8%
27,800	Rockwell Collins, Inc.	$ 1,323,002

	Air Freight & Logistics - 0.7%
29,200	Ryder System, Inc.	1,217,640

	Auto Components - 1.1%
22,500	Autoliv, Inc.	1,072,125
16,700	BorgWarner, Inc. (b)	812,956
		1,885,081
	Beverages - 0.8%
14,600	Constellation Brands, Inc. - Class A (a)	771,902
23,200	PepsiAmericas, Inc.	525,712
		1,297,614
	Biotechnology - 1.9%
18,600	Charles River Laboratories International, Inc. (a)(b)	874,944
19,200	Genzyme Corp. (a)(b)	1,099,008
16,600	Invitrogen Corp. (a)(b)	1,148,720
		3,122,672
	Capital Markets - 2.0%
19,900	The Bear Stearns Companies Inc.	1,988,010
39,100	SEI Investments Co.	1,413,856
		3,401,866
	Chemicals - 3.0%
35,800	PPG Industries, Inc.	2,560,416
27,200	Praxair, Inc.	1,301,792
18,600	Sigma-Aldrich Corp. (b)	1,139,250
		5,001,458
	Commercial Banks - 5.7%
52,700	Associated Banc-Corp	1,645,821
12,900	Comerica, Inc.	710,532
17,200	Compass Bancshares, Inc. (b)	780,880
18,600	Hibernia Corp. - Class A (b)	595,386
34,500	Marshall & Ilsley Corp. (b)	1,440,375
15,900	Mercantile Bankshares Corp.	808,674
43,700	Regions Financial Corp. (b)	1,415,880
21,200	UnionBanCal Corp.	1,298,500
12,100	Zions Bancorporation	835,142
		9,531,190
	Commercial Services & Supplies - 1.9%
23,200	Copart, Inc. (a)	546,592
12,600	Dun & Bradstreet Corp. (a)	774,270
27,800	Republic Services, Inc. (b)	930,744
29,800	RR Donnelley & Sons Co.	942,276
		3,193,882
	Communications Equipment - 1.6%
49,000	Harris Corp. (b)	1,599,850
13,400	Plantronics, Inc. (b)	510,272
19,200	Scientific-Atlanta, Inc. (b)	541,824
		$ 2,651,946
	Computers & Peripherals - 4.0%
41,200	Apple Computer, Inc. (a)	1,716,804
11,900	Lexmark International, Inc. - Class A (a)(b)	951,643
22,000	NCR Corp. (a)(b)	742,280
38,300	QLogic Corp. (a)	1,551,150
35,800	Storage Technology Corp. (a)(b)	1,102,640
47,100	Western Digital Corp. (a)(b)	600,525
		6,665,042
	Construction Materials - 0.5%
15,600	Martin Marietta Materials, Inc.	872,352

	Containers & Packaging - 0.4%
22,500	Bemis Co. (b)	700,200

	Diversified Financial Services - 3.1%
51,700	CIT Group, Inc.	1,964,600
19,300	Moody's Corp.	1,560,598
97,600	Providian Financial Corp. (a)(b)	1,674,816
		5,200,014

	Diversified Telecommunication Services - 0.6%
28,400	CenturyTel, Inc.	932,656

	Electric Utilities - 4.2%
105,400	PG&E Corp. (b)	3,594,140
43,800	TXU Corp. (b)	3,487,794
		7,081,934

	Electronic Equipment & Instruments - 1.9%
37,500	Avnet, Inc. (a)(b)	690,750
34,500	Ingram Micro, Inc. - Class A (a)	575,115
22,200	Rockwell Automation, Inc.	1,257,408
59,300	Vishay Intertechnology, Inc. (a)(b)	737,099
		3,260,372
	Energy Equipment & Services - 1.9%
31,200	Baker Hughes, Inc. (b)	1,388,088
39,891	National-Oilwell Varco, Inc. (a)(b)	1,862,910
		3,250,998
	Food & Staples Retailing - 1.2%
27,200	Albertson's, Inc. (b)	561,680
42,400	Supervalu, Inc.	1,414,040
		1,975,720
	Food Products - 1.3%
38,000	Archer-Daniels-Midland Co.	934,040
15,900	Hershey Foods Corp. (b)	961,314
19,500	Tyson Foods, Inc. (b)	325,260
		2,220,614

	General Contractors - 2.0%
4,400	NVR, Inc. (a)(b)	3,454,000

	Health Care Equipment & Supplies - 3.1%
15,400	Bausch & Lomb, Inc. (b)	1,128,820
19,200	Becton, Dickinson & Co.	1,121,664
19,400	C.R. Bard, Inc.	1,320,752
31,100	NBTY, Inc. (a)(b)	780,299
32,800	Thermo Electron Corp. (a)	829,512
		$ 5,181,047
	Health Care Providers & Services - 5.4%
42,400	Aetna, Inc. (b)	3,177,880
35,100	Apria Healthcare Group, Inc. (a)(b)	1,126,710
30,200	Coventry Health Care, Inc. (a)	2,057,828
23,200	Laboratory Corp. Of America Holdings (a)	1,118,240
22,800	McKesson Corp. (b)	860,700
19,850	Renal Care Group, Inc. (a)	753,109
		9,094,467
	Hotels Restaurants & Leisure - 2.3%
26,000	Caesars Entertainment, Inc. (a)	514,540
14,100	Choice Hotels International, Inc.	873,495
57,000	Darden Restaurants, Inc.	1,748,760
14,200	Yum! Brands, Inc.	735,702
		3,872,497
	Household Products - 0.7%
17,200	Clorox Co.	1,083,428

	Household Durables - 1.1%
8,100	The Black & Decker Corp. (b)	639,819
14,600	Fortune Brands, Inc. (b)	1,177,198
		1,817,017

	Industrial Conglomerates - 0.5%
10,700	Textron, Inc.	798,434

	Insurance - 4.5%
32,500	Allmerica Financial Corp. (a)	1,168,375
42,400	American Financial Group Inc.	1,305,920
31,800	Genworth Financial, Inc. - Class A	875,136
17,900	Lincoln National Corp. (b)	808,006
8,700	Loews Corp.	639,798
30,500	Protective Life Corp.	1,198,650
31,800	Safeco Corp. (b)	1,548,978
		7,544,863
	IT Services - 1.4%
13,900	Affiliated Computer Services, Inc. (a)(b)	740,036
34,500	Computer Sciences Corp. (a)(b)	1,581,825
		2,321,861

	Leisure Equipment & Products - 1.3%
21,000	Eastman Kodak Co. (b)	683,550
20,900	Polaris Industries, Inc. (b)	1,467,807
		2,151,357

	Machinery - 1.3%
30,275	Paccar, Inc.	2,191,607

	Media - 2.2%
43,700	Harte-Hanks, Inc. (b)	1,204,372
15,300	Knight-Ridder, Inc. (b)	1,028,925
43,700	Valassis Communications, Inc. (a)	1,527,752
		3,761,049
	Metals & Mining - 2.8%
50,400	Nucor Corp. (b)	2,901,024
10,600	Phelps Dodge Corp. (b)	1,078,338
13,300	United States Steel Corp. (b)	676,305
		4,655,667
	Multiline Retail - 2.5%
30,400	Federated Department Stores (b)	$ 1,934,656
35,100	J.C. Penney Co, Inc. Holding Co.	1,822,392
3,557	Sears Holdings Corp. (a)(b)	473,638
		4,230,686

	Multi-Utilities & Unregulated Power - 3.2%
102,700	Oneok, Inc. (b)	3,165,214
37,100	Questar Corp.	2,198,175
		5,363,389
	Oil & Gas - 5.6%
10,600	Amerada Hess Corp. (b)	1,019,826
30,600	EOG Resources, Inc. (b)	1,491,444
17,900	Newfield Exploration Co. (a)	1,329,254
116,500	The Williams Companies, Inc.	2,191,365
45,700	Valero Energy Corp.	3,348,439
		9,380,328

	Pharmaceuticals - 0.7%
37,100	Eon Labs, Inc. (a)(b)	1,121,904

	Real Estate Investment Trusts - 5.4%
22,500	AvalonBay Communities, Inc. (b)	1,505,025
19,900	CBL & Associates Properties, Inc. (b)	1,423,049
141,200	HRPT Properties Trust (b)	1,681,692
15,500	Kimco Realty Corp.	835,450
27,200	Mack-Cali Realty Corp.	1,151,920
38,600	Prologis	1,432,060
20,800	Regency Centers Corp.	990,704
		9,019,900
	Road & Rail - 1.6%
33,800	Burlington Northern Santa Fe Corp.	1,822,834
18,600	JB Hunt Transport Services, Inc. (b)	814,122
		2,636,956
	Semiconductor & Semiconductor Equipment - 2.2%
24,200	Cree, Inc. (a)(b)	526,350
98,100	MEMC Electronic Materials, Inc. (a)	1,319,445
61,700	National Semiconductor Corp. (b)	1,271,637
21,500	Silicon Laboratories, Inc. (a)(b)	638,765
		3,756,197
	Software - 2.9%
43,333	Activision, Inc. (a)	641,333
49,800	Adobe Systems, Inc.	3,345,066
29,200	Autodesk, Inc. (b)	868,992
		4,855,391
	Specialty Retail - 4.1%
35,000	Abercrombie & Fitch Co. - Class A	2,003,400
59,500	American Eagle Outfitters (b)	1,758,225
51,700	Circuit City Stores, Inc.	829,785
55,900	Office Depot, Inc. (a)(b)	1,239,862
16,200	Rent-A-Center, Inc. (a)	442,422
13,600	The Sherwin-Williams Co.	598,264
		6,871,958
	Textiles, Apparel & Luxury Goods - 1.0%
15,200	Coach, Inc. (a)	860,776
10,700	Timberland Co. - Class A (a)(b)	758,951
		1,619,727
	Thrifts & Mortgage Finance - 0.3%
13,900	IndyMac Bancorp, Inc. (b)	$ 472,600

	Tobacco - 0.5%
10,800	Reynolds American, Inc. (b)	870,372

	Toys - 0.8%
61,100	Mattel, Inc.	1,304,485

	Trading Companies & Distributors - 1.0%
19,900	Hughes Supply, Inc.	592,025
18,600	W.W. Grainger, Inc.	1,158,222
		1,750,247

	Wireless Telecommunication Services - 0.7%
32,500	Western Wireless Corp. - Class A (a)(b)	1,233,700

	Total common stocks (cost $133,235,468)	167,201,387

	INVESTMENT PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING - 28.5%
$ 250,000	AIG Sunamerica Global Finance Note, 2.873%, due 05/25/2005	249,798
2,000,000	AIG Sunamerica Global Finance Note, 3.050%, due 06/13/2005	2,001,440
32,261,000	Bank of New York Institutional Cash Reserve Fund	32,266,009
1,000,000	Beta Finance Inc. Note, 2.973%, due 04/01/2005	999,770
1,000,000	Birkshire Hathaway Finance Note, 2.660%, due 04/11/2005	1,000,290
1,000,000	Centauri Corp. USA Inc. Note, 2.820%, due 04/15/2005	999,740
1,500,000	Dorada Finance Inc. Note, 2.973%, due 04/01/2005	1,499,400
1,800,000	General Electric Capital Corp. Note, 2.620%, due 04/04/2005	1,800,720
1,000,000	Links Finance LLC Note, 2.978%, due 04/01/2005	999,680
1,000,000	Sigma Finance Inc. Note, 2.660%, due 04/20/2005	999,400
2,000,000	Superior Wholesale Inventory Financing Trust, Series # 2004-A10 A, 2.910%, due 04/15/2005	2,003,346
1,000,000	TIAA Global Markets Note, 2.780%, due 04/13/2005	1,001,410
1,000,000	Stanfield Victoria LLC Note, 2.770%, due 01/26/2005	999,980
1,000,000	White Pine Finance Note, 2.850%, due 04/20/05	1,000,040
	Investment purchased with cash proceeds
	from securities lending (cost $47,821,023)	47,821,023

	SHORT TERM INVESTMENTS - 0.2%
419,000	AIM Liquid Asset Portfolio	419,000
	Total short term investments (cost $419,000)	419,000

	Total investments (cost $181,475,491) - 128.4%	215,441,410

	Liabilities in excess of other assets - (28.4%)	(47,683,275)

	Total net assets - 100.0%	$ 167,758,135

	(a) Non-income producing security
	(b) Securities (partial/entire) out on loan.

40|86 Series Trust
Balanced Portfolio
Schedule of Investments
March 31, 2005
(Unaudited)

SHARES OR
PRINCIPAL AMOUNT		VALUE
	COMMON STOCKS - 70.7%
	Aerospace & Defense - 1.2%
2,300	General Dynamics Corp.	$ 246,215
5,300	Northrop Grumman Corp.	286,094
		532,309
	Air Freight & Logistics - 0.5%
6,000	Ryder System, Inc.	250,200

	Automobiles - 0.4%
15,100	Ford Motor Co. (e)	171,083

	Beverages - 1.4%
4,400	Constellation Brands, Inc. - Class A (a)	232,628
900	Molson Coors Brewing Co. - Class B (e)	69,453
6,560	PepsiCo, Inc.	347,877
		649,958
	Biotechnology - 1.2%
4,600	Amgen, Inc. (a)	267,766
500	Cephalon, Inc. (a)(e)	23,415
2,100	Charles River Laboratories International, Inc. (a)	98,784
4,000	Gilead Sciences, Inc. (a)	143,200
		533,165
	Capital Markets - 2.6%
3,400	The Bear Stearns Companies Inc.	339,660
2,400	The Goldman Sachs Group, Inc.	263,976
6,900	Merrill Lynch & Co, Inc.	390,540
5,300	SEI Investments Co.	191,648
		1,185,824

	Chemicals - 1.2%
5,800	PPG Industries, Inc.	414,816
2,000	Sigma-Aldrich Corp. (e)	122,500
		537,316
	Commercial Banks - 4.9%
22,500	Bank of America Corp. (e)	992,250
6,600	KeyCorp	214,170
1,900	SunTrust Banks, Inc. (e)	136,933
14,800	Wachovia Corp. (e)	753,468
1,700	Zions Bancorporation	117,334
		2,214,155
	Commercial Services & Supplies - 0.1%
2,800	Copart, Inc. (a)	65,968

	Communications Equipment - 1.6%
31,170	Cisco Systems, Inc. (a)	557,631
3,600	Harris Corp. (e)	117,540
1,400	Scientific-Atlanta, Inc. (e)	39,508
		714,679
	Communications Services - 1.9%
18,500	AT&T Corp. (e)	$ 346,875
16,500	Sprint Corp. (e)	375,375
3,700	Verizon Communications, Inc.	131,350
		853,600
	Computers & Peripherals - 2.9%
2,500	Apple Computer, Inc. (a)(e)	104,175
9,700	Dell, Inc. (a)	372,674
13,888	Hewlett-Packard Co. (e)	304,703
1,850	International Business Machines Corp.	169,053
1,100	Lexmark International, Inc. - Class A (a)(e)	87,967
3,700	NCR Corp. (a)	124,838
1,900	QLogic Corp. (a)(e)	76,950
2,000	Storage Technology Corp. (a)(e)	61,600
		1,301,960

	Diversified Financial Services - 2.8%
4,000	CIT Group, Inc.	152,000
6,832	Citigroup, Inc.	307,030
4,640	J.P. Morgan Chase & Co.	160,544
4,000	Moody's Corp.	323,440
5,000	Principal Financial Group, Inc.	192,450
6,700	Providian Financial Corp. (a)(e)	114,972
		1,250,436
	Electric Utilities - 1.8%
11,500	PG&E Corp. (e)	392,150
5,100	TXU Corp. (e)	406,113
		798,263

	Electronic Equipment & Instruments - 1.8%
1,200	CDW Corp. (e)	68,016
6,000	Ingram Micro, Inc. - Class A (a)	100,020
5,900	Rockwell Automation, Inc.	334,176
9,900	Tyco International Ltd. (b)(e)	334,620
		836,832
	Energy Equipment & Services - 0.5%
4,700	Baker Hughes, Inc. (e)	209,103

	Food & Staples Retailing - 0.7%
2,300	CVS Corp.	121,026
5,300	Supervalu, Inc. (e)	176,755
		297,781
	Food Products - 0.9%
5,100	Archer-Daniels-Midland Co.	125,358
3,800	Hershey Foods Corp.	229,748
4,400	Tyson Foods, Inc. (e)	73,392
		428,498

	General Contractors - 0.7%
170	NVR, Inc. (a)(e)	133,450
2,600	Toll Brothers, Inc. (a)(e)	205,010
		338,460

	Health Care Equipment & Supplies - 1.5%
1,500	Bausch & Lomb, Inc. (e)	109,950
5,000	Becton, Dickinson & Co.	292,100
4,000	C.R. Bard, Inc.	272,320
		674,370
	Health Care Providers & Services - 2.1%
3,450	Coventry Health Care, Inc. (a)	$ 235,083
9,000	Humana, Inc. (a)	287,460
4,200	McKesson Corp. (e)	158,550
3,396	Medco Health Solutions, Inc. (a)	168,340
2,300	Triad Hospitals, Inc. (a)	115,230
		964,663
	Hotels Restaurants & Leisure - 1.3%
6,800	Darden Restaurants, Inc. (e)	208,624
12,400	McDonald's Corp.	386,136
		594,760

	Household Products - 0.9%
2,000	Clorox Co.	125,980
1,100	Energizer Holdings, Inc. (a)(e)	65,780
2,500	Fortune Brands, Inc. (e)	201,575
		393,335

	Industrial Conglomerates - 1.3%
7,800	Textron, Inc.	582,036

	Insurance - 2.9%
10,900	The Allstate Corp.	589,254
6,500	Genworth Financial, Inc. (e)	178,880
2,700	Lincoln National Corp. (e)	121,878
5,200	Metlife, Inc.	203,320
4,100	Prudential Financial, Inc.	235,340
		1,328,672

	IT Services - 0.7%
1,600	CheckFree Corp. (a)(e)	65,216
5,600	Cognizant Technology Solutions Corp. (a)(e)	258,720
		323,936
	Machinery - 0.9%
4,700	Graco, Inc.	189,692
3,100	Paccar, Inc.	224,409
		414,101
	Media - 3.0%
2,500	Harte-Hanks, Inc. (e)	68,900
2,725	The McGraw-Hill Companies, Inc.	237,756
24,130	Time Warner, Inc. (a)	423,482
8,800	Viacom, Inc. - Class B	306,504
11,600	The Walt Disney Co.	333,268
		1,369,910
	Metals & Mining - 0.5%
3,600	Nucor Corp. (e)	207,216

	Multiline Retail - 1.4%
3,600	Federated Department Stores (e)	229,104
6,800	J.C. Penney Co. Inc. Holding Co.	353,056
283	Sears Holdings Corp. (a)(e)	37,723
		619,883
	Multi-Utilities & Unregulated Power - 0.9%
8,500	Oneok, Inc. (e)	261,970
2,800	Questar Corp. (e)	165,900
		427,870
	Oil & Gas - 5.1%
2,800	Amerada Hess Corp. (e)	269,388
18,940	Exxon Mobil Corp.	1,128,824
2,800	Newfield Exploration Co. (a)	$ 207,928
4,700	Occidental Petroleum Corp. (e)	334,499
5,300	Valero Energy Corp.	388,331
		2,328,970
	Paper & Forest Products - 0.7%
12,000	Louisiana-Pacific Corp.	301,680

	Personal Products - 1.0%
3,200	Avon Products, Inc. (e)	137,408
6,300	The Gillette Co.	318,024
		455,432
	Pharmaceuticals - 4.7%
2,200	Eon Labs, Inc. (a)(e)	66,528
5,400	Forest Laboratories, Inc. (a)(e)	199,530
15,780	Johnson & Johnson	1,059,785
2,100	Merck & Co., Inc.	67,977
28,240	Pfizer, Inc.	741,865
		2,135,685
	Photographic Equipment And Supplies - 0.1%
1,700	Eastman Kodak Co. (e)	55,335

	Real Estate Investment Trusts - 1.1%
1,900	AvalonBay Communities, Inc.	127,091
1,700	CBL & Associates Properties, Inc. (e)	121,567
2,400	Kimco Realty Corp.	129,360
2,600	Regency Centers Corp.	123,838
		501,856

	Road & Rail - 0.4%
4,100	JB Hunt Transport Services, Inc. (e)	179,457

	Semiconductor & Semiconductor Equipment - 2.2%
28,680	Intel Corp.	666,236
9,300	MEMC Electronic Materials, Inc. (a)	125,085
6,700	National Semiconductor Corp. (e)	138,087
2,300	Silicon Laboratories, Inc. (a)(e)	68,333
		997,741
	Software - 2.9%
6,600	Adobe Systems, Inc.	443,322
21,140	Microsoft Corp. (e)	510,954
28,900	Oracle Corp. (a)	360,672
		1,314,948
	Specialty Retail - 2.4%
2,900	Abercrombie & Fitch Co. - Class A	165,996
3,800	American Eagle Outfitters (e)	112,290
8,700	The Gap Inc. (e)	190,008
11,490	Home Depot, Inc.	439,377
8,300	Office Depot, Inc. (a)	184,094
		1,091,765

	Textiles, Apparel & Luxury Goods - 0.3%
1,000	Coach, Inc. (a)	56,630
1,000	Timberland Co. - Class A (a)(e)	70,930
		127,560
	Thrifts & Mortgage Finance - 1.3%
3,798	Countrywide Financial Corp.	123,283
4,100	Freddie Mac (e)	259,120
1,600	Independence Community Bank Corp.	62,400
1,800	IndyMac Bancorp, Inc.	$ 61,200
4,100	Sovereign Bancorp, Inc. (e)	90,856
		596,859
	Tobacco - 1.2%
6,310	Altria Group, Inc. (e)	412,611
1,400	Reynolds American, Inc. (e)	112,826
		525,437

	Trading Companies & Distributors - 0.6%
4,300	W.W. Grainger, Inc.	267,761

	Wireless Telecommunication Services - 0.2%
3,900	Nextel Communications, Inc. - Class A (a)(e)	110,838

	Total common stocks (cost $27,649,127)	32,061,666

	PREFERRED STOCKS - 0.6%
	Communications Services - 0.4%
145	Centaur Funding Corp., 9.080%, due 04/21/2020 (c ) Cost- $171,062; Acquired - 07/22/2003	191,627

	Men's And Boy's Clothing And Furnishings - 0.2%
4,000	Tommy Hilfiger USA Inc., 9.000%, due 12/01/2031	103,000

	Total preferred stocks (cost $273,002)	294,627

	U.S. TREASURY OBLIGATIONS - 5.2%
$ 34,953	1.625%, due 01/15/2015 (e)	34,447
465,000	3.500%, due 02/15/2010 (e)	451,468
1,795,000	4.000%, due 02/15/2015 (e)	1,725,164
155,000	5.375%, due 02/15/2031 (e)	168,981
	Total U.S. treasury obligations (Cost $2,400,965)	2,380,060

	FOREIGN GOVERNMENT NOTE/BONDS - 0.9%
155,000	Export-Import Bank Of Korea, 4.500%, due 08/12/2009 (b)	152,671
205,000	United Mexican States, 9.875%, due 02/01/2010 (b)	244,462
	Total foreign government bonds (cost $409,659)	397,133

	CONVERTIBLE BONDS - 0.3%
	Electronic Equipment & Instruments - 0.3%
280,000	Celestica, Inc., 0.000%, due 08/01/2020 (b)(d)	158,550
	Total convertible bonds (cost $139,369)	158,550

	CORPORATE BONDS - 16.8%
	Aircraft - 0.3%
150,000	Boeing Capital Corp., 4.750%, due 08/25/2008 (e)	151,257

	Chemicals - 1.0%
80,000	Lyondell Chemical Co., 11.125%, due 07/15/2012	92,400
190,000	Terra Capital, Inc., 12.875%, due 10/15/2008	226,100
120,000	Union Carbide Corp., 6.790%, due 06/01/2025 (e)	120,750
		439,250
	Commercial Services & Supplies - 0.2%
80,000	Corrections Corp of America, 6.250%, due 03/15/2013 (c ) Cost - $80,000; Acquired - 03/08/2005	77,200

	Communications Services- 2.5%
365,000	British Telecommunications PLC, 7.875%, due 12/15/2005 (b)	375,419
$ 155,000	Charter Communications, Inc., 8.000%, due 04/30/2012 (c ) Cost - $155,175; Acquired - 4/21/2004	$ 155,000
105,000	DirecTV Holdings LLC, 8.375%, due 03/15/2013	114,187
100,000	Echostar DBS Corp., 6.625%, due 10/01/2014 (c ) Cost - $99,134; Acquired - 09/20/2004	97,125
65,000	Intelsat Bermuda Ltd., 8.625%, due 01/15/2015 (c ) Cost - $65,000; Acquired - 1/25/2005 (b)(e)	66,625
125,000	News America, Inc., 6.200%, due 12/15/2034 (c ) Cost - $124,003; Acquired - 11/30/2004 (e)	124,012
25,000	Sprint Capital Corp., 8.375%, due 03/15/2012 (e)	29,257
65,000	Sprint Capital Corp., 8.750%, due 03/15/2032 (e)	84,583
84,000	TELUS Corp., 8.000%, due 06/01/2011 (b)	97,395
		1,143,603

	Containers & Packaging - 0.9%
375,000	Owens-Brockway Glass Container Inc., 8.875%, due 02/15/2009	402,188

	Electric Services - 0.4%
195,000	Pacific Gas & Electric Co., 6.050%, due 03/01/2034	200,920

	Electronic Equipment & Instruments - 0.9%
35,000	Jabil Circuit, Inc., 5.875%, due 07/15/2010	36,181
70,000	Nortel Networks Ltd, 6.125%, due 02/15/2006 (b)(e)	70,525
100,000	Tyco International Group SA, 6.000%, due 11/15/2013 (b)(e)	105,171
195,000	Tyco International Group SA, 6.875%, due 01/15/2029 (b)	219,249
		431,126
	Farm Machinery And Equipment - 0.1%
55,000	Case Corp., 7.250%, due 01/15/2016	52,525

	General Contractors - 1.1%
55,000	Blount, Inc., 8.875%, due 08/01/2012 (e)	58,300
175,000	KB Home, 5.750%, due 02/01/2014	168,495
240,000	NVR, Inc., 5.000%, due 06/15/2010	237,000
50,000	William Lyon Homes, Inc., 7.625%, due 12/15/2012	47,000
		510,795

	Health Care Equipment & Supplies - 0.8%
105,000	Guidant Corp., 6.150%, due 02/15/2006	106,964
270,000	Hillenbrand Industries, Inc., 4.500%, due 06/15/2009	267,392
		374,356
	Health Care Providers & Services - 0.5%
45,000	AmerisourceBergen Corp., 7.250%, due 11/15/2012	47,925
155,000	Service Corp International, 6.875%, due 10/01/2007	157,713
		205,638
	Hotels Restaurants & Leisure - 1.0%
150,000	Caesars Entertainment, Inc., 8.125%, due 05/15/2011	166,875
77,500	Carnival Corp., 6.150%, due 04/15/2008 (b)	81,068
155,000	Hyatt Equities LLC, 6.875%, due 06/15/2007 (c ) Cost- $154,822; Acquired - 06/12/2002	160,166
40,000	Wynn Las Vegas LLC/Corp, 6.625%, due 12/01/2014 (c ) Cost - $39,137; Acquired 01/27/2005 (e)	38,200
		446,309

	Insurance - 0.6%
30,000	Assured Guaranty US Holdings, Inc., 7.000%, due 06/01/2034	33,677
225,000	RenaissanceRe Holdings Ltd., 7.000%, due 07/15/2008 (b)	238,420
		272,097

	Liquified Petroleum Gas Dealers - 0.2%
78,945	Ras Laffan Liquefied Natural Gas Co Ltd, 3.437%, due 09/15/2009 (c ) Cost - $77,765; Acquired - 07/02/2004 (b)	77,135

	Media - 0.5%
200,000	Quebecor Media, Inc., 11.125%, due 07/15/2011 (b)	222,000

	Multiline Retail - 0.2%
$ 75,000	J.C. Penney Company, Inc., 8.000%, due 03/01/2010	$ 75,375

	National Commercial Banks - 0.1%
40,000	Union Planters Bank, N.A., 6.500%, due 03/15/2018	42,175

	Natural Gas Transmission - 0.3%
110,000	Southern Natural Gas Co., 8.875%, due 03/15/2010 (e)	119,823

	Paper & Forest Products - 0.6%
50,000	Ainsworth Lumber, 6.750%, due 03/15/2014 (b)	47,125
50,000	Boise Cascade LLC, 7.125%, due 10/15/2014 (c ) Cost - $50,000; Acquired - 10/15/2004	50,875
180,000	Georgia-Pacific Corp., 7.375%, due 12/01/2025	189,000
		287,000

	Personal Credit Institutions - 0.4%
200,000	Household Finance Corp., 4.125%, due 11/16/2009	194,665

	Photographic Equipment And Supplies - 0.4%
170,000	Eastman Kodak Co., 7.250%, due 06/15/2005	171,108

	Radiotelephone Communications - 0.1%
60,000	Rogers Wireless, Inc., 7.500%, due 03/15/2015 (b)	62,250

	Real Estate Investment Trusts - 1.7%
250,000	Health Care REIT, Inc., 7.500%, due 08/15/2007	264,878
215,000	Hospitality Properties Trust, 6.750%, due 02/15/2013	231,117
55,000	iStar Financial, Inc., 8.750%, due 08/15/2008	61,569
200,000	Senior Housing Properties Trust, 8.625%, due 01/15/2012	222,000
		779,564

	Refuse Systems - 0.4%
200,000	Waste Management Inc., 7.000%, due 05/15/2005	200,571

	Special Purpose Entity - 0.3%
116,121	PLC Trust, 2.709%, due 03/31/2006 (c ) Cost - $92,578; Acquired - 12/12/2003	115,727

	Steel Foundries - 0.2%
65,000	International Steel Group, Inc., 6.500%, due 04/15/2014	66,625

	Wireless Telecommunications Services - 1.1%
155,000	Cingular Wireless Services, Inc., 8.750%, due 03/01/2031 (e)	205,108
270,000	Nextel Communications, Inc., 6.875%, due 10/31/2013 (e)	282,825
		487,933

	Total corporate bonds (cost $7,350,311)	7,609,215

	MUNICIPAL BONDS - 2.7%
190,000	California County Tobacco Securitization Agency, 7.500%, due 06/01/2019	193,798
260,000	California Housing Financing Agency, 2.850%, due 08/01/2036 (f)	260,000
180,716	Louisiana Tobacco Settlement Financing Corp., 6.360%, due 05/15/2025	180,974
175,000	Rhode Island Tobacco Settlement Financing Corp., 5.920%, due 06/01/2012	175,500
270,000	San Jose California Financing Authority Variable, 2.820%, due 03/01/2029 (f)	270,000
140,922	South Dakota Educational Enhancement Funding Corp., 6.720%, due 06/01/2025	136,782
	Total municipal bonds (cost $1,218,014)	1,217,054

	MORTGAGE BACKED SECURITIES - 0.2%
$69,159	First Union National Bank Commercial Mortgage Trust, Series # 1999-C4 A1, 7.184%, due 12/15/2031	$ 71,883
	Total mortgage backed securities (cost $69,447)	71,883

	INVESTMENT PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING - 24.4%
200,000	AIG Sunamerica Global Finance XXV Note, 3.050%, due 06/13/2005	200,144
250,000	AIG Sunamerica Global Finance XXXI Note, 2.873%, due 05/25/2005	249,798
9,557,000	Bank of New York Institutional Cash Reserve Fund	9,558,484
300,000	General Electric Capital Corp. Note, 2.620%, due 04/04/2005	300,120
250,000	Links Finance LLC Note, 2.978%, due 04/01/2005	249,920
500,000	Superior Wholesale Inventory Financing Trust, Series # 2004-A10 A, 2.910%, due 04/15/2005	500,837
	Investment purchased with cash proceeds	11,059,302
	from securities lending (cost $11,059,302)

	SHORT TERM INVESTMENTS - 2.3%
1,024,000	AIM Liquid Asset Portfolio	1,024,000
	Total short term investments (cost $1,024,000)	1,024,000

	Total investments (cost $51,593,196) - 124.1%	56,273,490

	Liabilities in excess of other assets - (24.1%)	(10,929,096)

	Total net assets - 100.0%	$ 45,344,394

	(a) Non-income producing security
	(b) Foreign security or a U.S. security of a foreign company.
	(c) Restricted under Rule 144A of Securities Act of 1933.
	(d) Zero Coupon - Bonds that make no interest payments.
	(e) Securities (partial/entire) out on loan
	(f) Variable Coupon Rate - The rate reported is the rate in effect as of March 31, 2005.

40|86 Series Trust
High Yield Portfolio
Schedule of Investments
March 31, 2005
(Unaudited)

SHARES OR
PRINCIPAL AMOUNT		VALUE
	COMMON STOCKS - 0.3%
	Chemicals - 0.3%
842	Huntsman Corp. (a)	$ 19,635
	Total common stocks (cost $5,972)	19,635

	PREFERRED STOCKS - 0.9%
	Men's And Boy's Clothing And Furnishings - 0.9%
2,768	Tommy Hilfiger USA, 9.000%, due 12/01/2031	71,276
	Total preferred stocks (cost $69,222)	71,276

	CERTIFICATES OF BENEFICIAL INTEREST - 0.4%
89,915	1989 US AIRWAYS ETC, (b) Cost - $5,311; Acquired - 06/10/2004 (a)(f)(g)	2,698
89,915	1989 US AIRWAYS ETC, (b) Cost - $5,311; Acquired - 06/10/2004 (a)(f)(g)	2,698
89,915	1989 US AIRWAYS ETC, (b) Cost - $5,311; Acquired - 06/10/2004 (a)(f)(g)	2,698
89,915	1989 US AIRWAYS ETC, (b) Cost - $5,311; Acquired - 06/10/2004 (a)(f)(g)	2,698
89,915	1989 US AIRWAYS ETC, (b) Cost - $5,310; Acquired - 06/10/2004 (a)(f)(g)	2,697
89,915	1989 US AIRWAYS ETC, (b) Cost - $5,310; Acquired - 06/10/2004 (a)(f)(g)	2,697
89,915	1989 US AIRWAYS ETC, (b) Cost - $5,310; Acquired - 06/10/2004 (a)(f)(g)	2,697
89,915	1989 US AIRWAYS ETC, (b) Cost - $5,310; Acquired - 06/10/2004 (a)(f)(g)	2,697
89,915	1989 US AIRWAYS ETC, (b) Cost - $5,310; Acquired - 06/10/2004 (a)(f)(g)	2,697
89,915	1989 US AIRWAYS ETC, (b) Cost - $5,310; Acquired - 06/10/2004 (a)(f)(g)	2,697
89,915	1989 US AIRWAYS ETC, (b) Cost - $5,310; Acquired - 06/10/2004 (a)(f)(g)	2,697
	Total certificates of beneficial interest (cost $58,414)	29,671

	CORPORATE BONDS - 94.2%
	Aerospace & Defense - 0.9%
$ 70,000	DRS Technologies, Inc., 6.875%, due 11/01/2013	$ 70,350

	Aluminum Foundries - 0.8%
65,000	Novelis, Inc., 7.250%, due 02/15/2015 (b) Cost - $65,000; Acquired - 01/28/2005(c)	64,025

	Chemicals - 4.1%
100,000	Huntsman International LLC, 7.375%, due 01/01/2015 (b) Cost - $100,000; Acquired - 12/03/2004	100,000
75,000	Lyondell Chemical Co., 11.125%, due 07/15/2012	86,625
45,000	Nalco Co., 8.875%, due 11/15/2013	48,375
70,000	Rockwood Specialties Group, Inc., 10.625%, due 05/15/2011	78,050
		313,050

	Commercial Services & Supplies - 4.1%
145,000	Adesa, Inc., 7.625%, due 06/15/2012	145,725
80,000	Corrections Corp of America, 6.250%, due 03/15/2013 (b) Cost - $80,000; Acquired - 03/08/2005	77,200
90,000	R.H. Donnelley Corp., 6.875%, due 01/15/2013 (b) Cost - $90,000; Acquired - 01/11/2005	89,550
		312,475

	Communications Services - 10.4%
105,000	Charter Communications, 8.375%, due 04/30/2014 (b) Cost - $106,575; Acquired - 11/05/2004	106,050
100,000	Cincinnati Bell, Inc., 8.375%, due 01/15/2014	99,000
105,000	Echostar DBS Corp., 6.625%, due 10/01/2014 (b) Cost - $104,091; Acquired - 09/20/2004	101,981
105,000	Innova S de RL, 9.375%, due 09/19/2013 (c)	116,813
94,000	PanAmSat Corp., 9.000%, due 08/15/2014	99,640
110,000	Qwest Communications International, 7.250%, due 02/15/2011 (b) Cost - $109,346; Acquired - 01/30/2004	108,075
45,000	Superior Essex Communications, 9.000%, due 04/15/2012	45,900
110,000	Warner Music Group, 7.375%, due 04/15/2014	113,850
		$ 791,309

	Construction Materials - 1.6%
$ 120,000	US Concrete, Inc., 8.375%, due 04/01/2014	120,000

	Containers & Packaging - 1.4%
100,000	Owens-Brockway, 8.250%, due 05/15/2013	106,250

	Electric Services - 2.4%
75,000	Midwest Generation LLC, 8.560%, due 01/02/2016	83,860
100,000	Texas Genco LLC, 6.875%, due 12/15/2014 (b) Cost - $100,000; Acquired - 12/08/2004	100,750
		184,610

	Electronic Equipment & Instruments - 4.4%
75,000	Celestica, Inc., 7.875%, due 07/01/2011 (c)	76,312
105,000	Flextronics International Ltd., 6.250%, due 11/15/2014 (c)	100,275
45,000	Hexcel Corp., 6.750%, due 02/01/2015 (b) Cost - $45,000; Acquired - 01/27/2005	43,538
100,000	IPC Acquisition Corp., 11.500%, due 12/15/2009	110,500
		330,625

	General Contractors - 2.3%
60,000	Blount, Inc., 8.875%, due 08/01/2012	63,600
120,000	William Lyon Homes, Inc., 7.625%, due 12/15/2012	112,800
		176,400

	Health Care Equipment & Supplies - 2.8%
205,000	Universal Hospital Services, Inc., 10.125%, due 11/01/2011	211,150

	Health Care Providers & Services - 3.6%
110,000	Davita, Inc., 7.250%, due 03/15/2015 (b) Cost - $110,225; Acquired - 03/15/2005	108,350
50,000	Healthsouth Corp., 7.375%, due 10/01/2006	49,625
110,000	Healthsouth Corp., 10.750%, due 10/01/2008	113,300
		271,275

	Hotels, Restaurants, & Leisure - 5.7%
120,000	Las Vegas Sands Corp., 6.375%, due 02/15/2015 (b) Cost - $119,038; Acquired - 02/03/2005 & 02/16/2005	114,450
105,000	Pinnacle Entertainment, Inc., 8.250%, due 03/15/2012	105,525
95,000	Vail Resorts, Inc., 6.750%, due 02/15/2014	93,575
125,000	Wynn Las Vegas LLC, 6.625%, due 12/01/2014 (b) Cost - $124,288; Acquired - 12/17/2004	119,375
		432,925

	Household Products - 1.1%
85,000	Church & Dwight, Inc., 6.000%, due 12/15/2012 (b) Cost - $86,594; Acquired - 01/21/2005	83,300

	Leisure Equipment & Products - 1.2%
85,000	K2, Inc., 7.375%, due 07/01/2014	88,400

	Machinery - 2.4%
130,000	Case Corp., 7.250%, due 01/15/2016	124,150
60,000	Terex Corp., 7.375%, due 01/15/2014	61,500
		185,650

	Manufacturing Industries - 0.4%
35,000	Polypore, Inc., 8.750%, due 05/15/2012	32,900

	Media - 2.9%
80,000	Cablevision Systems Corp., 8.000%, due 04/15/2012 (b) Cost - $80,000; Acquired - 03/30/2004	82,600
85,000	Sinclair Broadcast Group, Inc., 8.000%, due 03/15/2012	87,125
45,000	Sun Media Corp., 7.625%, due 02/15/2013 (c)	47,025
		216,750

	Miscellaneous Fabricated Products - 0.8%
$ 55,000	FastenTech, Inc., 11.500%, due 05/01/2011 (b) Cost - $60,640; Acquired - 07/27/2004	$ 59,400

	Motor Vehicle Supplies And New Parts - 2.2%
60,000	Navistar International, 7.500%, due 06/15/2011	61,050
45,000	Tenneco Automotive, Inc., 8.625%, due 11/15/2014 (b) Cost - $47,467; Acquired - 02/09/2005	43,988
60,000	United Components, Inc., 9.375%, due 06/15/2013	60,150
		165,188

	Offices Of Holding Companies - 1.9%
45,000	Affinia Group, Inc., 9.000%, due 11/30/2014 (b) Cost - $45,800; Acquired - 11/12/2004 & 02/09/2005	41,850
150,000	Crystal US Holdings, 0.00%/ 10.500% due 10/01/2014 (b) Cost - $106,550; Acquired - 02/24/2005 (e)	105,750
		147,600
	Oil & Gas - 4.0%
45,000	Chesapeake Energy Corp., 6.375%, due 06/15/2015 (b) Cost - $44,583; Acquired - 12/01/2004	44,662
40,000	Dynegy Holdings, Inc., 10.125%, due 07/15/2013 (b) Cost - $39,714; Acquired - 08/01/2003	43,800
55,000	El Paso Production Holding Co., 7.750%, due 06/01/2013	55,962
60,000	Houston Exploration Co., 7.000%, due 06/15/2013	61,200
50,000	Range Resources Corp., 6.375%, due 03/15/2015 (b) Cost - $50,000; Acquired - 03/02/2005	48,250
50,000	Transmontaigne, Inc., 9.125%, due 06/01/2010	53,250
		307,124

	Paper & Forest Products - 8.3%
200,000	Ainsworth Lumber Co Ltd., 6.750%, due 03/15/2014 (c)	191,000
35,000	Cenveo Corp., 7.875%, due 12/01/2013	31,412
75,000	Cenveo Corp., 9.625%, due 03/15/2012	80,250
75,000	Georgia-Pacific Corp., 7.375%, due 12/01/2025	78,750
95,000	Graphic Packaging International Corp., 9.500%, due 08/15/2013	101,175
150,000	Neenah Paper, Inc., 7.375%, due 11/15/2014 (b) Cost - $150,250; Acquired - 11/18/2004, 02/11/2005 & 03/15/2005	144,750
		627,337

	Personal Products - 3.0%
125,000	Del Laboratories Inc., 8.000%, due 02/01/2012 (b) Cost - $124,330; Acquired - 01/19/2005 & 02/16/2005	120,625
100,000	Elizabeth Arden, Inc., 7.750%, due 01/15/2014	103,500
		224,125

	Plastics Products - 3.4%
125,000	Graham Packaging Co. LP, 8.500%, due 10/15/2012 (b) Cost - $128,820; Acquired - 09/29/2004 & 02/07/2005	125,625
135,000	Park Ohio Industries Inc., 8.375%, due 11/15/2014 (b) Cost - $135,550; Acquired - 11/19/2004	130,950
		256,575

	Radiotelephone Communications - 3.7%
32,000	Alamosa Delaware, Inc., 11.000%, due 07/31/2010	36,560
45,000	Intelsat Bermuda Ltd., 7.794%, due 01/15/2012 (b) Cost - $45,000; Acquired - 01/25/05 (c)(d)	45,900
25,000	Intelsat Bermuda Ltd., 8.625%, due 01/15/2015 (b) Cost - $25,000; Acquired - 01/25/2005(c)	25,625
25,000	New Skies Satellites NV, 9.125%, due 11/01/2012 (b) Cost - $25,000; Acquired - 10/22/2004(c)	25,625
50,000	Rogers Wireless, Inc., 7.500%, due 03/15/2015 (c)	51,875
40,000	Rogers Wireless, Inc., 9.625%, due 05/01/2011 (c)	45,600
50,000	Rural Cellular Corp., 8.250%, due 03/15/2012	51,250
		282,435

	Real Estate Investment Trusts - 3.5%
$ 90,000	Host Marriott LP, 6.375%, due 03/15/2015 (b) Cost - $90,000; Acquired - 03/03/2005	$ 86,400
30,000	Host Marriott LP, 7.125%, due 11/01/2013	30,300
85,000	Senior Housing Properties Trust, 8.625%, due 01/15/2012	94,350
55,000	Ventas Realty Limited Partnership, 6.625%, due 10/15/2014	54,863
		265,913

	Refrigerated Warehousing And Storage - 0.7%
50,000	Reddy Ice Group, Inc., 8.875%, due 08/01/2011	55,875

	Refuse Systems - 0.6%
50,000	Allied Waste North America, 7.250%, due 03/15/2015 (b) Cost - $50,000; Acquired - 03/03/2005	47,750

	Sporting And Athletic Goods - 1.7%
125,000	Riddell Bell Holdings, Inc., 8.375%, due 10/01/2012 (b) Cost - $127,681; Acquired - 09/23/2004 & 01/26/2005	128,750

	Textiles, Apparel & Luxury Goods - 2.6%
75,000	Phillips-Van Heusen, 7.250%, due 02/15/2011	76,500
115,000	Russell Corp., 9.250%, due 05/01/2010	122,763
		199,263

	Tobacco - 0.7%
50,000	DIMON, Inc., 7.750%, due 06/01/2013	56,250

	Wireless Telecommunication Services - 4.6%
69,300	AirGate PCS, Inc., 9.375%, due 09/01/2009 (b) Cost - $60,467; Acquired - 02/13/2004	73,805
110,000	American Tower Corp., 7.125%, due 10/15/2012	110,000
80,000	Crown Castle International Corp., 7.500%, due 12/01/2013	88,200
25,000	Spectrasite, Inc., 8.250%, due 05/15/2010	26,188
45,000	Spectrasite, Inc., 8.250%, due 05/15/2010 (b) Cost - $45,150; Acquired - 5/16/2003 & 5/19/2003	47,138
		345,330

	Total corporate bonds (cost $7,140,061)	7,160,359

	MUNICIPAL BONDS - 2.1%
60,000	Academica Charter Schools, 8.100%, due 08/15/2024 (b) Cost - $60,000; Acquired - 08/18/2004	61,786
100,398	Tobacco Settlement Financing Corp., 6.360%, due 05/15/2025	100,541
	Total municipal bonds (cost $159,127)	162,327

	SHORT TERM INVESTMENTS - 2.1%
160,000	AIM Liquid Asset Portfolio	160,000
	Total short term investments (cost $160,000)	160,000

	Total investments (cost $7,592,796) - 100.0%	7,603,268

	Other assets in excess of liabilities - 0.0%	820

	Total net assets - 100.0%	7,604,088

	(a) Non-income producing security.
	(b) Restricted under Rule 144A of the Securities Act of 1933.
	(c ) Foreign Security or U.S. Security of foreign company.
	(d) Variable-Coupon Rate - The rate is the rate in effect as of March 31, 2005.
	(e) STEP - Bonds where the coupon increases or steps up at a predetermined rate.
	(f) Security is in default.
	(g) Security is fair valued.

40|86 Series Trust
Fixed Income Portfolio
Schedule of Investments
March 31, 2005
(Unaudited)

SHARES OR
PRINCIPAL AMOUNT		VALUE
	PREFERRED STOCKS - 1.0%
	Communications Services - 0.7%
130	Centaur Funding Corp., (a) Cost - $153,366; Acquired - 07/22/2003	$ 171,803

	Men's And Boy's Clothing And Furnishings - 0.3%
3,500	Tommy Hilfiger USA , 9.000%, due 12/01/2031	90,125
	Total preferred stocks (cost $242,563)	261,928

	CORPORATE BONDS - 58.4%
	Aircraft - 0.4%
$ 95,000	Boeing Capital Corp., 4.750%, due 08/25/2008 (d)	95,796

	Auto Components - 0.4%
100,000	Lear Corp., 8.110%, due 05/15/2009	108,314

	Building Products - 1.1%
285,000	American Standard, Inc., 5.500%, due 04/01/2015 (a) Cost - $284,156; Acquired - 03/29/2005	286,630

	Capital Markets - 0.8%
65,000	Lehman Brothers Holdings, Inc., 3.600%, due 03/13/2009	62,584
145,000	Merrill Lynch & Co, Inc., 6.000%, due 07/15/2005	145,987
		208,571

	Chemicals - 1.0%
75,000	Lyondell Chemical Co., 11.125%, due 07/15/2012	86,625
80,000	Terra Capital, Inc., 12.875%, due 10/15/2008	95,200
80,000	Union Carbide Corp., 6.790%, due 06/01/2025 (d)	80,500
		262,325

	Commercial Services & Supplies - 0.6%
170,000	Corrections Corp America, 6.250%, due 03/15/2013 (a) Cost - $170,000; Acquired - 3/8/2005	164,050

	Communications Services - 8.7%
80,000	Ameritech Capital Funding, 7.500%, due 04/01/2005	80,000
260,000	British Telecommunications PLC, 7.625%, due 12/15/2005 (b)	267,422
100,000	Charter Communications Inc., 8.000%, due 04/30/2012 (a) Cost - $100,113; Acquired - 04/21/2004	100,000
155,000	Deutsche Telekom International Finance BV, 8.250%, due 06/15/2030 (b)	203,317
90,000	DirecTV Holdings LLC, 8.375%, due 03/15/2013	97,875
100,000	Echostar DBS Corp., 6.625%, due 10/01/2014 (a) Cost - $99,134; Acquired - 9/20/2004	97,125
135,000	Intelsat Bermuda Ltd, 8.625%, due 01/15/2015 (a) Cost - $135,000; Aquired - 1/25/2005(b)(d)	138,375
95,000	News America, Inc., 6.200%, due 12/15/2034 (a) Cost - $94,242; Acquired - 11/30/2004(d)	94,249
110,000	News America Holdings, 7.700%, due 10/30/2025	128,222
50,000	Sprint Capital Corp., 8.375%, due 03/15/2012	58,514
130,000	Sprint Capital Corp., 8.750%, due 03/15/2032	169,166
75,000	Tele-Communications-TCI Group, 9.800%, due 02/01/2012	94,130
445,000	TELUS Corp., 8.000% due 06/01/2011 (b)	515,964
180,000	Verizon Wireless Capital LLC, 5.375%, due 12/15/2006	183,448
		2,227,807

	Computers & Peripherals - 0.3%
$ 70,000	NCR Corp., 7.125%, due 06/15/2009	$ 75,408

	Electric Services - 8.1%
200,000	AmerenEnergy Generating Co., 7.750%, due 11/01/2005	204,762
135,000	Cilcorp Inc., 8.700%, due 10/15/2009	154,713
145,000	Consolidated Edison, Inc., 3.625%, due 08/01/2008 (d)	141,529
150,000	Detroit Edison Co., 5.050%, due 10/01/2005	151,077
65,000	Entergy Gulf States, Inc., 6.770% due 08/01/2005	65,689
185,000	FirstEnergy Corp., 7.375%, due 11/15/2031	210,202
225,000	Kansas City Power & Light Co., 7.125%, due 12/15/2005	230,248
155,000	Nisource Finance Corp., 7.875%, due 11/15/2010	176,962
130,000	Pacific Gas & Electric Co., 6.050%, due 03/01/2034	133,947
330,000	PSI Energy, Inc., 6.650%, due 06/15/2006	339,616
265,000	Southwestern Public Service Co., 5.125%, due 11/01/2006	268,812
		2,077,557
	Electrical Equipment - 0.6%
150,000	Cooper Industries, Inc., 5.500%, due 11/01/2009	154,849

	Electronic Equipment & Instruments - 1.1%
80,000	Jabil Circuit, Inc., 5.875%, due 07/15/2010	82,698
50,000	Nortel Networks Ltd., 6.125%, due 02/15/2006 (b)	50,375
125,000	Tyco International Group SA, 6.875%, due 01/15/2029 (b)	140,545
		273,618
	Farm Machinery And Equipment - 0.4%
105,000	Case Corp., 7.250%, due 01/15/2016	100,275

	Food Products - 0.5%
125,000	Corn Products International, Inc., 8.450%, due 08/15/2009	141,151

	General Contractors - 2.6%
115,000	Blount, Inc., 8.875%, due 08/01/2012 (d)	121,900
110,000	KB Home, 5.750%, due 02/01/2014	105,911
155,000	NVR, Inc., 5.000%, due 06/15/2010	153,062
175,000	Ryland Group, Inc., 5.375%, due 06/01/2008	177,223
105,000	William Lyon Homes, Inc., 7.625%, due 12/15/2012	98,700
		656,796

	Health Care Equipment & Supplies - 0.4%
95,000	Guidant Corp., 6.150%, due 02/15/2006	96,777

	Health Care Providers & Services - 1.9%
110,000	AmerisourceBergen Corp., 7.250%, due 11/15/2012	117,150
185,000	Medco Health Solutions, Inc., 7.250%, due 08/15/2013	204,816
165,000	Service Corp. International, 7.700%, due 04/15/2009	170,775
		492,741

	Hotels Restaurants & Leisure - 1.6%
100,000	Caesars Entertainment, Inc., 8.125%, due 05/15/2011	111,250
80,000	Carnival Corp., 6.150%, due 04/15/2008 (b)	83,683
135,000	Hyatt Equities LLC, 6.875%, due 06/15/2007 (a) Cost - $134,845; Acquired - 6/12/2002	139,499
80,000	Wynn Las Vegas LLC/Corp., 6.625%, due 12/01/2014 (a) Cost - $78,273; Acquired - 1/27/2005(d)	76,400
		410,832
	Household Durables - 0.2%
55,000	Newell Rubbermaid, Inc., 4.625%, due 12/15/2009	54,358

	Insurance - 5.7%
225,000	AON Corp., 8.650%, due 05/15/2005	226,272
$ 65,000	Assured Guaranty US Holdings, Inc., 7.000%, due 06/01/2034	$ 72,968
30,000	Citizens Property Insurance Corp., 6.850%, due 08/25/2007 (a) Cost- $30,572; Acquired 6/22/2001	31,566
220,000	Monumental Global Funding II, 4.625%, due 03/15/2010 (a) Cost - $219,991; Acquired - 03/09/2005 (b)	219,745
505,000	Protective Life US Funding Trust, 5.875%, due 08/15/2006 (a) Cost - $329,879; Acquired - 8/06/2001 & 08/28/2001	516,160
325,000	RenaissanceRe Holdings Ltd., 7.000%, due 07/15/2008 (b)	344,384
35,000	Transamerica Corp., 6.750%, due 11/15/2006	36,215
		1,447,310

	Liquefied Petroleum Gas Dealers - 0.5%
120,495	Ras Laffan Liquefied Natural Gas Co Ltd., 3.437%, due 09/15/2009 (a) Cost - $120,495; Acquired 03/02/2004(b)	117,733

	Machinery - 0.4%
80,000	Kennametal, Inc., 7.200%, due 06/15/2012	88,527

	Media - 3.4%
90,000	Clear Channel Communications, Inc., 6.625%, due 06/15/2008	93,343
185,000	Clear Channel Communications, Inc., 8.000%, due 11/01/2008	199,548
175,000	Comcast Corp., 7.050%, due 03/15/2033 (d)	196,370
145,000	Quebecor Media, Inc., 11.125%, due 07/15/2011 (b)	160,950
185,000	Time Warner, Inc., 7.700%, due 05/01/2032 (d)	220,318
		870,529

	Miscellaneous Business Credit Institutions - 0.2%
50,000	Bunge Ltd Finance Corp., 4.375%, due 12/15/2008	49,322

	Multiline Retail - 0.3%
65,000	The May Department Stores Co., 6.875%, due 11/01/2005	66,119

	National Commercial Banks - 2.0%
170,000	Citicorp, 6.750%, due 08/15/2005	172,118
145,000	Huntington National Bank, 3.125%, due 05/15/2008	139,043
185,000	Union Planters Bank NA, 6.500%, due 03/15/2008	195,060
		506,221

	Natural Gas Transmission - 0.4%
100,000	Southern Natural Gas Co., 8.875%, due 03/15/2008 (d)	108,930

	Paper & Forest Products - 1.5%
160,000	Ainsworth Lumber, 6.750%, due 03/15/2014 (b)	150,800
100,000	Boise Cascade LLC, 7.125%, due 10/15/2014 (a) Cost - $100,000; Acquired - 10/15/2004	101,750
135,000	Georgia-Pacific Corp., 7.375%, due 12/01/2025	141,750
		394,300

	Personal Credit Institutions - 2.0%
165,000	Ford Motor Credit Co., 5.700%, due 01/15/2010 (d)	155,582
195,000	General Motors Acceptance Corp., 5.850%, due 01/14/2009 (d)	180,586
185,000	Household Finance Corp., 4.125%, due 11/16/2009	180,065
		516,233

	Pharmaceuticals - 1.1%
220,000	Bristol-Myers Squibb Co., 4.750%, due 10/01/2006 (d)	222,946
60,000	Wyeth, 5.250%, due 03/15/2013 (d)	61,088
		284,034

	Photographic Equipment And Supplies - 0.4%
110,000	Eastman Kodak Co., 7.250%, due 06/15/2005	110,717

	Radiotelephone Communications - 1.0%
$ 50,000	Rogers Wireless, Inc., 7.500%, due 03/15/2015 (b)	$ 51,875
186,000	TeleCorp PCS, Inc., 10.625%, due 07/15/2010	199,293
		251,168

	Real Estate Investment Trusts - 5.0%
85,000	Developers Diversified Realty Corp., 3.875%, due 01/30/2009	81,951
170,000	Duke Realty LP, 3.500%, due 11/01/2007	165,851
160,000	Equity One, Inc., 3.875%, due 04/15/2009	153,071
130,000	Health Care Property Investors, Inc., 6.875%, due 06/08/2005 (c )	130,763
200,000	Health Care REIT, Inc., 7.500%, due 08/15/2007	211,903
175,000	Hospitality Properties Trust, 6.750%, due 02/15/2013	188,118
65,000	iStar Financial, Inc., 8.750%, due 08/15/2008	72,763
150,000	Senior Housing Properties Trust, 8.625%, due 01/15/2012	166,500
90,000	United Dominion Realty Trust, Inc., 6.500%, due 06/15/2009	95,372
		1,266,292

	Refined Petroleum Pipelines - 0.4%
115,000	TGT Pipeline LLC, 5.200%, due 06/01/2018	110,078

	Special Purpose Entity - 0.3%
84,858	PLC Trust, 2.709%, due 03/31/2006 (a) Cost - $84,858; Acquired - 12/12/2003	84,570

	Steel Foundries - 0.6%
145,000	International Steel Group, Inc., 6.500%, due 04/15/2014	148,625

	Tobacco - 1.4%
145,000	DIMON, Inc., 9.625%, due 10/15/2011	164,394
185,000	Universal Corp., 5.200%, due 10/15/2013	182,231
		346,625

	Wireless Telecommunication Services - 1.1%
115,000	Cingular Wireless Services, Inc., 8.750%, due 03/01/2031 (d)	152,177
125,000	Nextel Communications, Inc., 6.875%, due 10/31/2013	130,937
		283,114

	Total corporate bonds (cost $14,559,159)	14,938,302

	FOREIGN GOVERNMENT NOTE/BONDS - 1.5%
215,000	Export-Import Bank Of Korea, 4.500%, due 08/12/2009 (b)	211,769
140,000	United Mexican States, 9.875%, due 02/01/2010 (b)(d)	166,950
	Total foreign government note/bonds (cost $388,201)	378,719

	MUNICIPAL BONDS - 10.6%
110,000	Academica Charter Schools, 8.100%, due 08/15/2024 (a) Cost - $110,000; Acquired - 08/18/2004	113,275
95,000	Bay Area Government Assn. California Revenue Tax Allocation Note, 4.290%, due 09/01/2009	94,208
175,000	California County TOB Securitization Agency, 7.500%, due 06/01/2019	178,498
535,000	California Housing Financing Agency, 2.850%, due 08/01/2036(c )	535,000
130,000	Decatur Hospital Authority, 7.750%, due 09/01/2009	141,670
70,000	Harrisburg PA Rescue and Recovery Revenue Notes, 3.090%, due 11/01/2022	69,194
60,000	Heart of Texas Education Finance Corp., 5.000%, due 02/15/2013	57,806
90,000	Indiana Development Finance Authority, 5.500%, due 01/01/2033	93,370
140,000	Indianapolis IN Refunding Bonds, 3.000%, due 10/15/2005	139,766
140,557	Louisiana Tobacco Settlement Financing Corp, 6.360%, due 05/15/2025	140,758
100,000	New Jersey Economic Development Authority, 3.250%, due 09/15/2006	99,011
505,000	North Carolina Eastern Municipal Power Agency, 7.050%, due 01/01/2007	521,559
185,000	Rhode Island Tobacco Settlement Financing Corp, 5.920%, due 06/01/2012	185,529
240,000	San Jose California Financing Authority, 2.820%, due 03/01/2029(c )	240,000
118,193	South Dakota Educational Enhancement Funding Corp., 6.720%, due 06/01/2025	114,720
	Total municipal bonds (cost $2,683,943)	$2,724,364

	ASSET BACKED SECURITIES - 0.9%
$ 189,723	Centex Home Equity, Series # 2001-A A6, 6.250%, due 04/25/2031	191,588
9,260	Equity One ABS, Inc., Series # 2002-1 AF2, 5.523%, due 08/25/2032	9,311
30,953	Residential Asset Mortgage Products, Inc., Series # 2002-RZ3 A4, 4.730%, due 12/25/2031	30,952
	Total asset backed securities (cost $231,782)	231,851

	U.S. GOVERNMENT AGENCY ISSUES - 2.9%
275,000	Federal Home Loan Mortgage Corp., 2.850%, due 01/05/2007	270,106
275,000	Federal National Mortgage Assn., 2.750%, due 08/11/2006 (d)	271,066
215,000	Federal National Mortgage Assn., 3.000%, due 12/15/2006	211,728
	Total U.S. government agency issues (cost $765,000)	752,900

	U.S. TREASURY OBLIGATIONS - 7.1%
74,899	1.625% due 01/15/2015 (d)	73,816
196,080	2.000% due 01/15/2014 (d)	200,762
180,000	4.000% due 02/15/2015 (d)	172,997
1,250,000	5.375% due 02/15/2031 (d)	1,362,745
	Total U.S. treasury obligations (cost $1,829,971)	1,810,320

	MORTGAGE BACKED SECURITIES - 14.8%
243,603	Bank of America Mortgage Securities, Series # 2004-7 5A10, 5.250%, due 08/25/2034	242,991
108,468	Bank of America Mortgage Securities, Series # 2004-7 6A1, 4.500%, due 08/25/2019	105,120
92,013	Bear Stearns Commercial Mortgage Securities, Series # 1999-C1 A1, 5.910%, due 02/14/2031	94,485
250,000	Bear Stearns Commercial Mortgage Securities, Series # 2002-TOP6 A2, 6.460%, due 10/15/2036	272,028
68,691	Commercial Mortgage Asset Trust, Series # 1999-C1 A1, 6.250%, due 01/17/2032	69,453
109,474	CS First Boston Mortgage Securities Corp., Series # 2001-CKN5 A3, 5.107% due 09/15/2034	111,165
263,855	Deutsche Mortgage and Asset Receiving Corp., Series # 1998-C1 A2, 6.538%, due 06/15/2031	276,096
20,306	DLJ Commercial Mortgage Corp., Series # 1999-CG3 A1A, 7.120%, due 10/10/2032	21,190
78,165	Federal Home Loan Mortgage Corp., Series # 2407BJ, 6.500%, due 01/15/2032	81,664
165,000	Federal Home Loan Mortgage Corp., Series # 2517VH, 6.000%, due 03/15/2019	173,263
137,095	Federal Home Loan Mortgage Corp., Series # 2614CH, 3.500%, due 12/15/2010	137,010
135,000	Federal Home Loan Mortgage Corp, Series # 2614TD, 3.500%, due 05/15/2016	129,369
43,497	Federal Home Loan Mortgage Corp., Series # 2638KA, 3.000%, due 07/15/2009	43,463
112,110	Federal Home Loan Mortgage Corp., Series # 2638NA, 3.000%, due 02/15/2015	111,600
3,425	Federal Home Loan Mortgage Corp., Gold Pool # C00712, 6.500%, due 02/01/2029	3,568
40,037	Federal Home Loan Mortgage Corp., Gold Pool # C50964, 6.500%, due 05/01/2031	41,633
23,314	Federal Home Loan Mortgage Corp., Gold Pool # C60697, 6.000%, due 11/01/2031	23,900
26,089	Federal Home Loan Mortgage Corp., Gold Pool # G00479, 9.000%, due 04/01/2025	28,779
38,851	Federal Home Loan Mortgage Corp., Gold Pool # G00943, 6.000%, due 07/01/2028	39,908
3,822	Federal National Mortgage Assn., Pool # 062289, 3.696% due 03/01/2028	3,877
6,012	Federal National Mortgage Assn., Pool # 349410, 7.000% due 08/01/2026	6,366
102,993	Federal National Mortgage Assn., Pool # 545449, 6.500% due 02/01/2017	107,609
150,000	Federal National Mortgage Assn., Series # 200180, 6.000% due 07/25/2029	154,856
220,000	Federal National Mortgage Assn., Series # 200336, 4.500% due 07/25/2022	219,327
165,000	Federal National Mortgage Assn., Series # 200357, 4.500% due 12/25/2012	165,420
11,994	First Union - Chase Commercial Mortgage, Series # 1999-C2 A1, 6.363%, due 06/15/2031	12,150
121,745	GMAC Commercial Mortgage Securities, Inc., Series # 1999-C1 A1, 5.830%, due 05/15/2033	123,998
12,746	GMAC Commercial Mortgage Securities, Inc., Series # 1999-C2 A1, 6.570%, due 09/15/2033	12,864
474	Government National Mortgage Assn., Pool # 051699, 15.000% due, 07/15/2011	548
2,138	Government National Mortgage Assn., Pool # 354859, 9.000%, due 07/15/2024	2,361
460,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series # 2001-CIB3 A2, 6.044%, due 11/15/2035	479,385
465,000	Salomon Brothers Mortgage Securities VII, Series # 2001-C2 A2, 6.168%, due 11/13/2036	487,529
	Total mortgage backed securities (cost $3,836,066)	3,782,975

	INVESTMENT PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING - 15.9%
$ 100,000	AIG Sunamerica Global Finance XXV Note, 3.050%, due 6/13/2005	$ 100,072
3,960,000	Bank of New York Institutional Cash Reserve Fund	3,960,615
	Investment purchased with cash proceeds	4,060,687
	from securities lending (cost $4,060,687)

	SHORT TERM INVESTMENTS - 1.8%
458,000	AIM Liquid Asset Portfolio	458,000
	Total short term investments (cost $458,000)	458,000

	Total investments (cost $29,055,372) - 114.9%	29,400,046

	Liabilities in excess of other assets - (14.9)%	(3,802,208)

	Total net assets - 100.0%	$ 25,597,838

	(a) Restricted under Rule 144A of the Securities Act of 1933.
	(b) Foreign security or a U.S. security of a foreign company.
	(c ) Variable-Coupon Rate - The rate reported is the rate in effect as of March 31, 2005.
	(d) Securities (partial/entire) out on loan.

40|86 Series Trust
Government Securities Portfolio
Schedule of Investments
March 31, 2005
(Unaudited)

SHARES OR
PRINCIPAL AMOUNT		VALUE

	CORPORATE BONDS - 0.7%
	Insurance - 0.7%
$ 95,000	MGIC Investment Corp., 6.000%, due 03/15/2007	$ 98,180
	Total corporate bonds (cost $94,998)	98,180

	MUNICIPAL BONDS - 6.0%
190,000	Alaska Industrial Development & Export Auth., 6.625%, due 05/01/2006	193,473
450,000	Illinois Student Assistance Commission Student Loan Revenue Bonds, 2.910%, due 03/01/2043	450,000
145,000	Tobacco Settlement Financing Corp., 5.920%, due 06/01/2012	145,415
	Total municipal bonds (cost $784,463)	788,888

	ASSET BACKED SECURITIES - 7.4%
75,000	Atlantic City Electric Transition Funding LLC, Series # 2002-1 A4, 5.550%, due 10/20/2023	77,436
14,145	Centex Home Equity, Series # 2001-A A4, 6.470%, due 07/25/2029	14,285
5,000	Citibank Credit Card Issuance Trust, Series # 2003-C4 C4, 5.000%, due 06/10/2015	4,909
106,423	Countrywide Asset-Backed Certificates, Series # 2002-S1 A5, 5.960%, due 11/25/2016	106,257
70,000	MBNA Credit Card Master Note Trust, Series # 2002-C1 C1, 6.800%, due 07/15/2014	76,235
299,787	The Money Store Home Equity Trust, Series # 1998-B AF9, 6.335%, due 08/15/2039	305,049
27,695	Residential Asset Mortgage Products Inc., Series # 2002-RZ3 A4, 4.730%, due 12/25/2031	27,694
152,229	Residential Asset Securities Corp., Series # 1999-KS2 AI9, 7.150%, due 07/25/2030	153,558
204,571	Residential Asset Securities Corp., Series # 2000-KS3 AI6, 7.810%, due 07/25/2031	209,076
	Total asset backed securities (cost $989,301)	974,499

	U.S. GOVERNMENT AGENCY ISSUES - 17.3%
250,000	Federal Farm Credit Bank, 6.000%, due 06/14/2012	251,265
500,000	Federal Home Loan Mortgage Corp., 5.000%, due 04/15/2035	489,219
500,000	Federal Home Loan Mortgage Corp. TBA, 6.250%, due 03/05/2012	514,704
1,000,000	Federal National Mortgage Assn., 5.250%, due 08/01/2012	1,015,005
	Total U.S. government agency issues (cost $2,285,364)	2,270,193

	U.S. TREASURY OBLIGATIONS - 48.7%
700,000	2.375%, due 08/31/2006 (a)	688,023
1,500,000	3.875%, due 05/15/2007 (a)	1,487,814
650,000	4.000%, due 02/15/2014 (a)	627,479
500,000	5.500%, due 02/15/2008 (a)	521,465
2,000,000	11.250%, due 02/15/2015 (a)	3,063,594
	Total U.S.treasury obligations (cost $6,393,401)	6,388,375

	MORTGAGE BACKED SECURITIES - 20.8%
23,002	Bear Stearns Commercial Mortgage Securities, Series # 1999-C1 A1, 5.910%, due 02/14/2031	23,621
73,271	Commercial Mortgage Asset Trust, Series # 1999-C1 A1, 6.250%, due 01/17/2032	74,083
55,843	DLJ Commercial Mortgage Corp., Series # 1999-CG3, 7.120%, due 10/10/2032	58,273
710,587	Federal Home Loan Mortgage Corp., Pool # 2407 BJ, 6.500%, due 01/15/2032	742,399
9,870	Federal Home Loan Mortgage Corp., Pool # 2692 UC, 5.000%, due 10/15/2022	9,638
27,481	Federal Home Loan Mortgage Corp. Gold, Pool # C01131, 6.500%, due 01/01/2031	28,597
28,812	Federal Home Loan Mortgage Corp. Gold, Pool # C01148, 6.500%, due 02/01/2031	29,982
88,348	Federal Home Loan Mortgage Corp. Gold, Pool # C01184, 6.500%, due 06/01/2031	91,871
83,242	Federal Home Loan Mortgage Corp. Gold, Pool # C01186, 6.000%, due 06/01/2031	85,336
$ 35,015	Federal Home Loan Mortgage Corp. Gold, Pool # C28063, 6.500%, due 07/01/2029	$ 36,458
15,472	Federal Home Loan Mortgage Corp. Gold, Pool # C29168, 6.500%, due 07/01/2029	16,110
6,263	Federal Home Loan Mortgage Corp. Gold, Pool # D66012, 7.000%, due 11/01/2025	6,627
5,157	Federal Home Loan Mortgage Corp. Gold, Pool # E00441, 7.500%, due 07/01/2011	5,437
100,000	Federal National Mortgage Assn., Pool # 2001-80 PE, 6.000%, due 07/25/2029	103,238
477,618	Federal National Mortgage Assn., Pool # 2004-91 AH, 4.500%, due 05/25/2029	472,714
212,720	Federal National Mortgage Assn., Pool # 253845, 6.000%, due 06/01/2016	219,863
34,384	Federal National Mortgage Assn., Pool # 254091, 6.000%, due 12/01/2031	35,201
5,550	Federal National Mortgage Assn., Pool # 303780, 7.000%, due 03/01/2026	5,879
32,552	Federal National Mortgage Assn., Pool # 320582, 6.500%, due 01/01/2011	33,948
71,260	Federal National Mortgage Assn., Pool # 336290, 6.500%, due 04/01/2011	74,456
34,332	Federal National Mortgage Assn., Pool # 535837, 6.000%, due 04/01/2031	35,148
129,477	Federal National Mortgage Assn., Pool # 545449, 6.500%, due 02/01/2017	135,280
7,827	Federal National Mortgage Assn., Pool # 609583, 6.000%, due 11/01/2031	8,013
212,187	Federal National Mortgage Assn., Pool # 645649, 6.000%, due 06/01/2017	219,323
31,816	Federal National Mortgage Assn. Grantor Trust, Series # 1999-T2 A1, 7.500%, due 01/19/2039	33,524
75,000	First Union National Bank Commercial Mortgage, Series # 1999-C4 A2, 7.390%, due 12/15/2031	82,956
13,657	GMAC Commercial Mortgage Securities, Inc., # 1999-C2 A1, 6.570%, due 09/15/2033	13,783
3,735	Government National Mortgage Assn., Pool # 119896, 13.000%, due 11/15/2014	4,249
40,633	Government National Mortgage Assn., Pool # 408675, 7.500%, due 01/15/2026	43,697
	Total mortgage backed securities (cost $2,723,281)	2,729,704

	INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING - 23.0%
3,015,000	Bank of New York Institutional Cash Reserve Fund	3,015,468
	Total investments purchased with cash proceeds
	from securities lending (cost $3,015,468)	3,015,468

	SHORT TERM INVESTMENTS - 2.2%
253,000	AIM Liquid Asset Portfolio	253,000
40,000	Federal National Mortgage Assn. Bank Discount Note, 2.620%, due 4/11/2005	39,971
	Total short term investments (cost $292,971)	292,971

	Total investments (cost $16,579,247) - 126.1%	16,558,278

	Liabilities in excess of other assets - (26.1)%	(3,430,336)

	TOTAL NET ASSETS - 100.0%	$ 13,127,942

	(a) Securities (partial/entire) out on loan.

40|86 Series Trust
Money Market Portfolio
Schedule of Investments
March 31, 2005
(Unaudited)

SHARES OR
PRINCIPAL AMOUNT		VALUE
	CORPORATE BONDS - 10.2%
	Non-Depository Credit Institutions - 7.2%
$ 1,000,000	Corporate Finance Managers, Inc., 2.700%, due 04/07/2005 (a)(b)	$ 1,000,000
1,000,000	Pricoa Global Funding, 2.900%, due 04/25/2005 (a)(b)	999,990
500,000	Westgate Investment Fund LLC, 2.520%, due 04/07/2005 (a)(b)	500,000
		2,499,990

	Real Estate - 1.4%
490,000	Kuehn Enterprises LLC, 2.420%, due 04/07/2005 (a)(b)	490,000

	Trusts, Except Educational, Religious, and Charitable - 1.6%
545,000	Cunat Capital Corp., 2.710%, due 04/30/2005 (a)(b)	545,000

	Total corporate bonds (cost $3,534,990)	3,534,990

	MUNICIPAL BONDS - 36.9%
100,000	ABAG Financial Authorities for Nonprofit Corps, 2.660%, due 04/07/2005
	(CS: Federal National Mortgage Assn.) (a)(b)	100,000
1,300,000	California Housing Finance Agency, 2.420%, due 04/07/2005 (a)(b)	1,300,000
100,000	Colorado Housing & Finance Authority, 2.420%, due 04/07/2005
	(CS: Federal National Mortgage Assn.) (a)(b)	100,000
1,000,000	Colorado Housing & Finance Authority, 2.420%, due 04/07/2005
	(CS: Dexia Credit Local) (a)(b)	1,000,000
1,000,000	Los Angeles County California Transport Authority, 1.910%, due 07/01/2005
	(CS: AMBAC)	996,864
1,000,000	Los Angeles County California Pension Obligation Taxable, 6.770%, due 06/30/2005
	(CS: MBIA, Inc.)	1,010,165
900,000	Louisiana Public Facilities Authority, 2.500%, due 04/07/2005 (a)(b)	900,000
1,395,000	Philadelphia Authority For Industrial Development, 2.510%, due 04/07/2005 (a)(b)	1,395,000
700,000	Portland Maine Pension, 2.570%, due 04/07/2005
	(SPA: Landesbank) (a)(b)	700,000
600,000	Sacramento County California Pension, 2.560%, due 04/07/2005
	(LOC: Bayerische Landesbank) (a)(b)	600,000
805,000	St Francis Healthcare Foundation Hawaii, 3.000%, due 04/07/2005
	(LOC: First Hawaiian Bank) (a)(b)	805,000
1,000,000	St John's County Florida Industrial Development Authority, 2.420%, due 04/07/2005
	(LOC:Allied Irish Bank PLC) (a)(b)	1,000,000
450,000	San Jose California Financing Authority, 2.820%, due 04/07/2005 (a)(b)	450,000
1,000,000	University of Minnesota, 2.420%, due 04/07/2005 (a)(b)	1,000,000
900,000	Utah State Housing Finance Agency, 2.420%, due 04/07/2005
	(SPA: Bayerische Landesbank) (a)(b)	900,000
500,000	Westminster Colorado Economic Development Authority, 2.500%, due 04/07/2005	500,000
	(LOC: HSH Nordbank AG) (a)(b)
	Total municipal bonds (cost $12,757,029)	12,757,029

	COMMERCIAL PAPER - 49.1%
	Agriculture - 2.9%
1,000,000	Cargill Inc., 2.820% due, 04/01/2005	1,000,000

	Banks - 17.3%
$ 1,000,000	Barclays U.S. Funding LLC, 2.780%, due 04/29/2005	$ 997,838
1,000,000	Deutsche Bank, 2.780%, due 04/05/2005	999,691
1,000,000	Rabobank USA, 2.820%, due 04/01/2005	1,000,000
1,000,000	UBS Finance, 2.790%, due 04/01/2005	1,000,000
2,000,000	UBS Finance, 2.830%, due 04/01/2005	2,000,000
		5,997,529

	Diversified Financial Services - 5.8%
1,000,000	Citigroup Inc., 2.820%, due 04/01/2005	1,000,000
1,000,000	JP Morgan Chase & Co., 2.800%, due 04/21/2005	998,444
		1,998,444

	Insurance - 2.9%
1,000,000	MGIC Investment Corp., 2.840%, due 05/03/2005	997,476

	Non-Depository Credit Institutions - 2.9%
1,000,000	International Lease Finance Corp., 2.830%, due 05/06/2005	997,249

	Oil and Gas - 2.9%
1,000,000	Shell Finance, 2.820%, due 04/01/2005	1,000,000

	Personal Products - 2.9%
1,000,000	The Gillette Co., 2.800%, due 04/01/2005	1,000,000

	Pharmaceuticals - 2.9%
1,000,000	Pfizer Inc., 2.050%, due 04/01/2005	1,000,000

	Real Estate - 2.9%
1,000,000	Britannia Building Society, 2.790%, due 04/25/2005	998,140

	Utilities - 5.7%
1,000,000	Florida Power & Light Co., 2.780%, due 04/21/2005	998,455
1,000,000	National Rural Utilities, 2.780%, due 04/26/2005	998,069
		1,996,524

	Total commercial paper (cost $16,985,362)	16,985,362

	SHORT TERM INVESTMENTS - 1.2%
409,000	AIM Liquid Asset Portfolio	409,000
	Total short term investments (cost $409,000)	409,000

	Total investments (cost $33,686,381) - 97.4%	33,686,381

	Assets in excess of other liabilities - 2.6%	917,027

	Total net assets - 100.0%	$ 34,603,408

	(a) Variable Coupon Rate
	(b) Maturity date represents first available put date
	CS - Credit Support
	LOC - Letter of Credit
	SPA - Standby Purchase Agreement

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 40|86 Series Trust

By (Signature and Title) /s/Gregory J. Hahn
Gregory J. Hahn, President

Date 5/25/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Gregory J. Hahn
Gregory J. Hahn, President

Date 5/25/05

By (Signature and Title)* /s/Audrey L. Kurzawa
Audrey L. Kurzawa, Treasurer

Date 5/25/05

* Print the name and title of each signing officer under his or her signature.